EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 574.3	$ 595.5	$ 605.2
Less employee costs capitalized to property, plant and equipment and intangible assets	(168.4)	(191.7)	(206.6)
Total employee costs	405.9	403.8	398.6
Purchase of goods and services:
Royalties and rights	401.0	403.9	397.8
Cost of product sold	497.3	444.6	368.6
Subcontracting costs	147.7	148.8	102.4
Marketing and distribution expenses	61.3	56.0	68.6
Other	346.1	301.0	337.3
Purchase of goods and services	1,453.4	1,354.3	1,274.7
Total employee costs and purchase of goods and services	1,859.3	1,758.1	1,673.3
Cost of inventories recognised as expense during period	435.5	378.5	299.3
Inventory write-down	$ 2.0	$ 1.7	$ 3.1